Summary of Significant Accounting Policies - Schedule of Financial Guarantee Derivative Movement Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Opening balance	¥ 215,770
Settlement upon maturity of investor reserve arrangements	272,057	$ 39,569	¥ (383,061)	¥ 146,653
Ending balance			215,770
Financial Guarantee [Member]
Summary Of Significant Accounting Policies [Line Items]
Opening balance	(215,770)		167,291	20,638
Initial recognition of and change in fair value of ongoing investor reserve arrangements	114,813		(213,958)	178,652
Settlement upon maturity of investor reserve arrangements	157,244		(169,103)	(31,999)
Ending balance	¥ 56,287		¥ (215,770)	¥ 167,291